Note 6 - Vessels and Advances, Net (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	$3,573,751	$(1,141,921)	$2,431,830
Depreciation	–	(52,262)	(52,262)
Vessel acquisitions, advances and other vessels' costs	48,609	–	48,609
Transfers and other movements	(284,454)	149,526	(134,928)
Balance, June 30, 2020	$3,337,906	$(1,044,657)	$2,293,249